Retirement benefit obligations	12 Months Ended
Dec. 31, 2024
Retirement benefit obligations
Retirement benefit obligations

21. Retirement benefit obligations

Apart from the social security plans fixed by the law, the Group sponsors an independent pension plan. The Group has contracted with Swiss Life for the provision of occupational benefits. All benefits in accordance with the regulations are reinsured in their entirety with Swiss Life within the framework of the corresponding contract. This pension solution fully reinsures the risks of disability, death and longevity with Swiss Life. Swiss Life invests the vested pension capital and provides a 100% capital and interest guarantee. The pension plan is entitled to an annual bonus from Swiss Life comprising the effective savings, risk and cost results. Although, as is the case with many Swiss pension plans, the amount of ultimate pension benefit is not defined, certain legal obligations of the plan create constructive obligations on the employer to pay further contributions to fund an eventual deficit; this results in the plan nevertheless being accounted for as a defined benefit plan. All employees are covered by this plan, which is a defined benefit plan. Retirement benefits are based on contributions, computed as a percentage of salary, adjusted for the age of the employee and shared approximately 43% / 57% by employee and employer in 2024. In addition to retirement benefits, the plans provide death and long-term disability benefits to its employees. Liabilities and assets are revised every year by an independent actuary. Assets are held in the insurance company. In accordance with IAS 19 (revised), plan assets have been estimated at fair market values and liabilities have been calculated according to the “projected unit credit” method. The Group paid pension contributions related to continuing activities for CHF 34,686 in 2024 (respectively CHF 23,454 in 2023 and CHF 22,358 in 2022) and recognized a net gain of CHF 45,425 in the statement of Profit or Loss in 2024 primarily due the modification of the plans effective on April 1, 2024.

Employment benefit obligations

The amounts recognized in the balance sheet are determined as follows:

	December 31,	December 31,
	2024	2023
Defined benefit obligation	(2,108,384)	(9,138,045)
Fair value of plan assets	1,944,133	8,694,521
Shortfall on Funded status	(164,251)	(443,524)

The shortfall on funded status amounted to CHF 164,251 and CHF 443,524 as of December 31, 2024 and 2023 respectively and decreased by CHF 0.3 million between both periods primarily due to a reduced number of employees due to the sale of a part of our business on April 2, 2024 (note 23).

The amounts recognized as continuing operations in the statement of comprehensive profit or loss are as follows:

	2024	2023	2022
Current service cost	(20,383)	(13,835)	(13,651)
Past service cost	66,273	1,348	1,826
Interest cost	(23,182)	(8,797)	(4,941)
Interest income	22,717	9,065	4,446
Company pension gain / (cost) (note 19)	45,425	(12,219)	(12,320)

The past service cost of CHF 66,273 recognized in 2024 is primarily due to the modification of pension plans effective on April 1, 2024.

The amounts recognized as discontinued operations in the statement of comprehensive profit of loss under “net profit or loss from discontinued operations” are as follows:

	2024	2023	2022
Current service cost	(59,730)	(254,667)	(291,137)
Past service cost	20,296	25,551	34,633
Interest cost	(34,030)	(166,812)	(93,698)
Interest income	30,971	171,895	84,305
Company pension amount (note 23)	(42,493)	(224,032)	(265,897)

Pension costs related to discontinued activities decreased by CHF 0.2 million between the twelve-month periods ended December 31 2024 and 2023, primarily due to the transfer of the employees to Neurosterix Group in April, 2024. In addition, this transfer generated a positive past service cost of CHF 433,791 recognized in the statement of profit and loss under “net profit or loss from discontinued operations” as net gain related to the sale of activities (note 23).

The movements in the defined benefit obligations during the year are as follows:

	2024	2023
Defined benefit obligation at beginning of year	(9,138,045)	(7,682,529)
Current service cost	(80,111)	(268,097)
Past service cost	520,360	26,899
Interest cost	(57,212)	(171,347)
Employee contributions	(70,748)	(250,290)
Actuarial (loss)/ gain arising from changes in financial assumptions	(176,520)	(671,909)
Actuarial gain arising from changes in demographic assumptions	—	—
Actuarial gain on experience adjustment	(184,372)	22,250
Benefits (paid)/ deposited	7,078,264	(143,022)
Defined benefit obligations at end of year	(2,108,384)	(9,138,045)

The movements in the fair value of plan assets during the year are as follows:

	2024	2023
Fair value of plan assets at beginning of year	8,694,521	7,867,835
Interest income	53,688	180,960
Employee contributions	70,748	250,290
Employer contributions	92,285	298,490
Plan assets loss	111,155	(46,076)
Benefits paid	(7,078,264)	143,022
Fair value of plan assets at end of year	1,944,133	8,694,521

The defined benefit obligations and the fair value of the plan assets decreased between the twelve-month periods ended December 31, 2024 and 2023 primarily due to a reduced number of employees due to the sale of a part of our business on April 2, 2024 (note 23).

As of the date of the preparation of these consolidated financial statements, the 2024 annual report of the pension fund has not yet been issued, and therefore the detailed structures and assets held at December 31, 2024, are not currently available for presentation. However, the detailed assets held at December 31, 2023, which were reported to the Group on May 13, 2024 by its plan administrator, are as follows:

December 31,
2023
Cash	0.40%
Bonds	46.36%
Equity instruments	14.02%
Real estate	24.55%
Mortgages	12.30%
Derivatives	2.37%
Total	100.00%

The principal actuarial assumptions used were as follows:

	December 31, 2024	December 31, 2023
Discount rate	1.00%	1.50%
Mortality tables	BVG2020 GT	BVG2020 GT
Salary growth rate	1.00%	1.20%
Pension growth rate	0.00%	0.00%

The following sensitivity analysis shows the impact of increasing or decreasing certain assumptions on the defined benefit obligation of the Swiss pension plan:

-0.25% increase or decrease in the discount rate would lead to a decrease of 3.99% (2023: 3.23%) or an increase of 4.64% (2023: 3.66%) in the defined benefit obligation.

-	0.25% increase or decrease in the interest rate on retirement savings capital would lead to an increase of 0.09% (2023: 0.76%) or a decrease of 0.08% (2023: 0.74%) in the defined benefit obligation.
-	0.25% increase or decrease in salaries would lead to an increase of 0.06% (2023: 0.08%) or a decrease of 0.03% (2023: 0.07%) in the defined benefit obligation; and
-	+/-1 year in the life expectancy would lead to an increase of 1.54% (2023: 1.23%) or a decrease of 1.59% (2023: 1.28%) in the defined benefit obligation.

The discount rate and life expectancy were identified as significant actuarial assumptions for the Swiss pension plan.

The above sensitivity analyses are based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligations to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as that used in calculating the pension liability recorded on consolidated balance sheets.

The methods and types of assumptions used in preparing the sensitivity analysis did not change compared to the prior period.

The estimated employer contributions to pension plans for the financial year 2025 amount to CHF 28,000.

The following table shows the components of the costs recognized in other comprehensive income, related to continuing operations:

	2024	2023
Actuarial (loss)/ gain on defined benefit obligation	(224,221)	(32,545)
Actuarial loss on plan assets	21,832	(2,308)
Change in the effect of the asset ceiling	—	9,496
Total	(202,389)	(25,357)

The following table shows the components of the costs recognized in other comprehensive income, related to discontinued operations:

	2024	2023
Actuarial (loss)/ gain on defined benefit obligation	(136,671)	(617,114)
Actuarial loss on plan assets	89,323	(43,768)
Change in the effect of the asset ceiling	—	180,072
Total	(47,348)	(480,810)

The following table shows the estimated benefit payments related to employee and employer contributions for the next ten years where the number of employees remains constant:

2025	106,000
2026	107,000
2027	107,000
2028	106,000
2029	106,000
2030-2034	444,000